Cover	May 25, 2021	Mar. 01, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 20, 2021
Entity Registrant Name		Ameresco, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34811
Entity Tax Identification Number		04-3512838
Entity Address, Address Line One		111 Speen Street,
Entity Address, City or Town		Framingham,
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		1701
City Area Code		508
Local Phone Number		661-2200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001488139
Entity Address, Address Line Two		Suite 410,